Related Party Transactions (Details) - Schedule of Deferred Revenue - USD ($)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Total deferred revenue – related parties	$ 131,521	$ 119,120
Jin Med Medical (Korea) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties	$ 128,860	117,424
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties		1,371
Jinmed International Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties	$ 2,332
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue – related parties	$ 329	$ 325